SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Uxin Limited	$ (51,576)	¥ (372,387)	¥ (137,157)	¥ (143,223)
Deemed dividend to preferred shareholders due to triggering of a down round feature		(2,060,254)	(755,635)
Net loss attributable to ordinary shareholders	$ (336,918)	¥ (2,432,641)	¥ (892,792)	¥ (143,223)
Denominator:
Weighted average number of ordinary shares outstanding - basic | shares	2,185,363,635	2,185,363,635	1,344,536,565	1,168,419,750
Net loss per share attributable to ordinary shareholders, basic | ¥ / shares		¥ (1.11)	¥ (0.66)	¥ (0.12)
Diluted net loss per share
Net loss attributable to ordinary shareholders		¥ (2,432,641)	¥ (892,792)	¥ (143,223)
Add: the change in fair value of warrant liabilities				(2,224,660)
Add: the change in fair value of forward contract assets				(441,088)
Diluted net loss attributable to ordinary shareholders		¥ (2,432,641)	¥ (892,792)	¥ (2,808,971)
Weighted average effect of potential dilutive securities outstanding
- Warrants | shares				147,895,143
- Forward contracts | shares				38,191,128
Weighted average number of ordinary shares outstanding, diluted | shares	2,185,363,635	2,185,363,635	1,344,536,565	1,354,506,021
Net loss per share attributable to ordinary shareholders, diluted | ¥ / shares		¥ (1.11)	¥ (0.66)	¥ (2.07)